Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement of comprehensive income [abstract]
Group profit for the financial year		$ 1,165	$ 1,738	[1]	$ 2,889	[1]
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects		440	472	[1]	(466)	[1]
Gains/(losses) relating to cash flow hedges		7	27	[1]	(47)	[1]
Tax relating to cash flow hedges	[1]		(4)		5
Other comprehensive income that will be reclassified to profit or loss net of tax		447	495	[1]	(508)	[1]
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations		(33)	(19)	[1]	10	[1]
Tax relating to retirement benefit obligations		11	(4)	[1]	(1)	[1]
Other comprehensive income that will not be reclassified to profit or loss net of tax		(22)	(23)	[1]	9	[1]
Total other comprehensive income for the financial year		425	472	[1]	(499)	[1]
Total comprehensive income for the financial year		1,590	2,210	[1]	2,390	[1]
Attributable to:
Equity holders of the Company		1,515	2,174	[1]	2,413	[1]
Non-controlling interests		75	36	[1]	(23)	[1]
Total comprehensive income for the financial year		$ 1,590	$ 2,210	[1]	$ 2,390	[1]

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.